UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

203-622-2978

Date of fiscal year end:

9/30

Date of reporting period: 6/31/2012

Item 1.  Schedule of Investments.

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
	Shares	Value

COMMON STOCK - 99.1%
AIRLINES - 2.2%
Spirit Airlines, Inc. *	9,000	$ 175,140

AUTOMOBILES - 3.0%
General Motors Co. *	12,000	236,640

AUTO PARTS & EQUIPMENT - 3.0%
Delphi Automotive PLC *	9,500	242,250

BANKS - 2.0%
Nationstar Mortgage Holdings *	7,500	161,400

BIOTECHNOLOGY - 0.9%
Ironwood Pharmaceuticals Inc. - Cl. A *	5,000	68,900

BUILDING MATERIALS - 1.4%
Caesar Stone Sdot Yam Ltd. *	9,000	108,990

CHEMICALS - 1.5%
CVR Partners, LP	5,000	121,100

COMMERCIAL BANKS - 3.4%
First Republic Bank *	8,000	268,800

COMMERCIAL SERVICES - 3.6%
RPX Corp. *	4,000	57,400
Vantiv, Inc. - Cl. A *	10,000	232,900
		290,300
COMMUNICATIONS EQUIPMENT - 0.2%
Ubiquiti Networks Inc. *	1,000	14,250

CONSUMER DURABLES - 3.9%
Michael Kors Holdings Ltd. *	7,500	313,800

DIVERSIFIED FINANCIALS - 4.3%
CBOE Holdings, Inc.	8,000	221,440
FX Alliance, Inc. *	8,000	125,680
		347,120
ELECTRICAL EQUIPMENT - 1.0%
Sensata Technologies Holding NV *	3,000	80,340

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
	Shares	Value
ENERGY - 5.6%
Bonanza Creek Energy Inc. *	5,000	$ 83,150
C&J Energy Services Inc. *	8,000	148,000
Kinder Morgan, Inc.	4,500	144,990
Oasis Petroleum Inc. *	3,000	72,540
		448,680
FOOD & STAPLES RETAILING - 5.2%
Annie's, Inc. *	3,000	125,580
Chefs' Warehouse, Inc. *	1,000	18,050
Fresh Market, Inc. *	5,000	268,150
		411,780
HEALTH CARE EQUIPMENT & SERVICE - 5.4%
HCA Holdings Inc.	12,000	365,160
Tornier NV *	3,000	67,260
		432,420
HOUSEHOLD DURABLES - 2.1%
SodaStream International Ltd. *	4,000	163,880

INTERNET & CATALOG RETAIL - 1.7%
HomeAway, Inc. *	2,000	43,480
Yandex NV - Cl. A *	5,000	95,250
		138,730
INTERNET SOFTWARE & SERVICES - 7.6%
LinkedIn Corp. - Cl. A *	3,000	318,810
Zillow, Inc. - Cl. A *	7,500	289,725
		608,535
MEDIA - 2.9%
Pandora Media, Inc. *	21,000	228,270

MISCELLANEOUS MANUFACTURING - 1.8%
Proto Labs Inc. *	5,000	143,800

PROFESSIONAL SERVICES - 7.6%
Nielsen Holdings NV *	8,000	209,760
Verisk Analytics, Inc. - Cl. A *	8,000	394,080
		603,840
REITS - 1.5%
Piedmont Office Realty Trust Inc. - Cl. A	7,000	120,470

RETAILING - 9.1%
Dunkin' Brands Group, Inc.	1,500	51,510
Express, Inc. *	7,000	127,190
Francesca's Holdings Corp. *	3,000	81,030
GNC Holdings, Inc. - Cl. A	12,000	470,400
		730,130
IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
NXP Semiconductor NV *	15,000	$ 348,750

SOFTWARE & SERVICES - 12.6%
Demandware, Inc. *	5,000	118,450
Facebook, Inc. *	12,000	373,440
Jive Software, Inc. *	4,750	99,702
Proofpoint, Inc. *	5,000	84,750
QLIK Technologies, Inc. *	2,500	55,300
Splunk, Inc. *	5,000	140,500
Synacor, Inc. *	5,000	68,500
Zynga Inc. - Cl. A *	12,000	65,280
		1,005,922
ROAD & RAIL - 1.2%
RailAmerica, Inc. *	1,500	36,300
Swift Transportation Co. - Cl. A *	6,000	56,700
		93,000

TOTAL COMMON STOCK ( Cost - $7,122,979)		7,907,237

SHORT-TERM INVESTMENTS - 2.8%
MONEY MARKET FUND - 2.8%
Dreyfus Institutional Reserves Money Fund - 0.00%**	113,736	113,736
Milestone Treasury Obligations Portfolio - 0.01%**	113,736	113,736
TOTAL SHORT-TERM INVESTMENTS ( Cost - $227,472)		227,472

TOTAL INVESTMENTS - 101.9% ( Cost - $7,350,451) (a)		$ 8,134,709
LIABILITIES LESS OTHER ASSETS - (1.9) %		(153,265)
NET ASSETS - 100.0%		$ 7,981,444

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is substantially the same. At June 30, 2012, net appreciation for all securities was $784,258.  This consists of aggregate gross unrealized appreciation of $1,071,809 and aggregate gross unrealized depreciation of $287,551.

IPO+
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,907,237	-	-	$ 7,907,237
Short-Term Investments	227,472	-	-	227,472
Total	$ 8,134,709	-	-	$ 8,134,709
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

/s/William K. Smith

       /s/William K. Smith, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/William K. Smith

        /s/William K. Smith, President

Date

8/29/12

By (Signature and Title)

/s/Kathleen S. Smith

       /s/Kathleen S. Smith, Treasurer

Date

8/29/12